Income Taxes (Schedule of Deferred Tax Assets and Liabilities Recognized) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset		$ (144,981)	$ (120,728)
Changes recorded on the statement of profit and loss		(20,273)	(22,231)
Changes recorded in other comprehensive income		31,443	(1,990)
Changes recorded from business combinations		0	(517)
Translation differences		(18,834)	485
Balance of deferred tax (liability) asset		(152,645)	(144,981)
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset		(175,920)	(157,499)
Changes recorded on the statement of profit and loss		(4,479)	(33,677)
Changes recorded in other comprehensive income		0	0
Changes recorded from business combinations		0	12,067
Translation differences		(25,020)	3,189
Balance of deferred tax (liability) asset		(205,419)	(175,920)
Carryforward of losses and deductions for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset		151,430	120,778
Changes recorded on the statement of profit and loss		20,956	30,570
Changes recorded in other comprehensive income		0	0
Changes recorded from business combinations		0	0
Translation differences		6,280	82
Balance of deferred tax (liability) asset		178,666	151,430
Financial Instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset		(11)	(1,350)
Changes recorded on the statement of profit and loss		27	175
Changes recorded in other comprehensive income		1	973
Changes recorded from business combinations		0	194
Translation differences		2	(3)
Balance of deferred tax (liability) asset		19	(11)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset	[1]	(120,480)	(82,657)
Changes recorded on the statement of profit and loss	[1]	(36,777)	(19,299)
Changes recorded in other comprehensive income	[1]	31,442	(2,963)
Changes recorded from business combinations	[1]	0	(12,778)
Translation differences	[1]	(96)	(2,783)
Balance of deferred tax (liability) asset	[1]	$ (125,911)	$ (120,480)

[1]	This amount includes deferred tax arising from intangibles, undistributed profits, non-monetary items, associated companies and trade receivables distribution.